Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 142,095	€ 658,046
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	55,750	157,985
More than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 86,345	€ 500,061